AS FILED WITH THE SECURITIES AND EXCHANGE COMMISSION ON JUNE 2, 2008.

SECURITIES ACT FILE NO. 333-150314

UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

WASHINGTON, DC 20549

FORM N-14

REGISTRATION STATEMENT

UNDER

THE SECURITIES ACT OF 1933  ☒

PRE-EFFECTIVE AMENDMENT NO.  ☐

POST-EFFECTIVE AMENDMENT NO. 1

LEGG MASON PARTNERS EQUITY TRUST

(EXACT NAME OF REGISTRANT AS SPECIFIED IN CHARTER)

55 WATER STREET, NEW YORK, NY 10041

(ADDRESS OF PRINCIPAL EXECUTIVE OFFICES) (ZIP CODE)

1-800-451-2010

(REGISTRANT’S AREA CODE AND TELEPHONE NUMBER)

R. JAY GERKEN

LEGG MASON & CO, LLC

620 EIGHTH AVENUE

NEW YORK, NY 10018

(NAME AND ADDRESS OF AGENT FOR SERVICE)

WITH COPIES TO:

DIANNE E. O’DONNELL, ESQ.	ROBERT I. FRENKEL, ESQ.
WILLKIE FARR & GALLAGHER LLP	LEGG MASON & CO., LLC
787 SEVENTH AVENUE	300 FIRST STAMFORD PLACE
NEW YORK, NY 10019	STAMFORD, CT 06902

TITLE OF SECURITIES BEING REGISTERED:

Class A, Class B and Class C shares of the Registrant

The Registrant has registered an indefinite amount of securities under the Securities Act of 1933, as amended, pursuant to Section 24(f) under the Investment Company Act of 1940, as amended; accordingly, no fee is payable herewith because of reliance upon Section 24(f).

This Registration Statement relates solely to the Registrant’s Legg Mason Partners Capital Fund.

Part A—Proxy Statement/Prospectus and Part B—Statement of Additional Information are incorporated by reference to the filing made by the Registrant pursuant to Rule 497(b) on June 2, 2008.

1

PART C

OTHER INFORMATION

ITEM 16.	EXHIBITS

1(a) The Registrant’s Declaration of Trust dated as of October 2, 2006 is incorporated herein by reference to Post-Effective Amendment No. 70 on Form N-1A to the Registrant’s Registration Statement filed with the SEC on April 13, 2007 (“Post-Effective Amendment No. 70”).

1(b) Designation of Series of Shares of Beneficial Interests in the Trust effective as of February 8, 2007 is incorporated herein by reference to Post-Effective Amendment No. 70.

1(c) Amended and Restated Designation of Series of Shares of Beneficial Interests in the Trust effective as of August 9, 2007 is incorporated herein by reference to Post-Effective Amendment No. 72 on Form N-1A to the Registrant’s Registration Statement filed with the SEC on August 24, 2007 (“Post-Effective Amendment No. 72”).

1(d) Amended and Restated Designation of Classes effective as of August 9, 2007 is incorporated herein by reference to Post-Effective Amendment No. 72.

1(e) Amended and Restated Designation of Series of Shares of Beneficial Interests in the Trust and Amended and Restated Designation of Classes effective as of November 8, 2007 is incorporated herein by reference to Post-Effective Amendment No. 76 on Form N-1A to the Registrant’s Registration Statement filed with the SEC on November 30, 2007 (“Post-Effective Amendment No. 76”).

1(f) Amended and Restated Designation of Series of Shares of Beneficial Interests in the Trust effective as of February 7, 2008 is incorporated herein by reference to Post-Effective Amendment No. 87 on Form N-1A to the Registrant’s Registration Statement filed with the SEC on February 15, 2008 (“Post-Effective Amendment No. 87”).

1(g) Amended and Restated Designation of Classes effective as of February 7, 2008 is incorporated herein by reference to Post-Effective Amendment No. 87.

2 The Registrant’s By-Laws dated October 4, 2006 incorporated herein by reference to Post-Effective Amendment No. 70.

3 Not applicable.

4 Form of Agreement and Plan of Reorganization included in Part A of the Registration Statement on Form N-14 is incorporated herein by reference to the Registrant’s Registration Statement on Form N-14 filed on April 18, 2008.

5 Not applicable.

6(a) Form of Management Agreement between the Registrant, on behalf of Legg Mason Partners Classic Values Fund, and Legg Mason Partners Fund Advisor, LLC (“LMPFA”) is incorporated herein by reference to Post-Effective Amendment No. 78 on Form N-1A to the Registrant’s Registration Statement filed with the SEC on December 14, 2007 (“Post-Effective Amendment No. 78”).

6(b) Form of Subadvisory Agreement between LMPFA and Olstein Capital Management, L.P. (“Olstein”), with respect to Legg Mason Partners Classic Values Fund, is incorporated herein by reference to Post-Effective Amendment No. 73 on Form N-1A to the Registrant’s Registration Statement filed with the SEC on August 27, 2007 (“Post-Effective Amendment No. 73”).

6(c) Form of Management Agreement between the Registrant, on behalf of Legg Mason Partners Capital Fund, and LMPFA is incorporated herein by reference to Post-Effective Amendment No. 78.

6(d) Form of Subadvisory Agreement between LMPFA and ClearBridge Advisors, LLC (“ClearBridge”), with respect to Legg Mason Partners Capital Fund, is incorporated herein by reference to Post-Effective Amendment No. 78.

(7)(a) Form of Distribution Agreement with Legg Mason Investor Services, LLC (“LMIS”) dated as of December 1, 2005 is incorporated herein by reference to Post-Effective Amendment No. 57 on Form N-1A to the Registrant’s Registration Statement filed on March 30, 2006 (“Post-Effective Amendment No. 57”).

(7)(b) Letter Agreement amending the Distribution Agreement with LMIS dated April 5, 2007, is incorporated herein by reference to Post-Effective Amendment No. 76.

(8)(a) Emeritus Retirement Plan relating to certain funds, established effective as of January 1, 2007, is incorporated herein by reference to Post-Effective Amendment No. 60 on Form N-1A to the Registrant’s Registration Statement filed with the SEC on December 5, 2006 (“Post-Effective Amendment No. 60”).

(8)(b) Amended and Restated Trustee Retirement Plan relating to certain funds dated as of January 1, 2005 (the “General Retirement Plan”), is incorporated herein by reference to Post-Effective Amendment No. 61 on Form N-1A to the Registrant’s Registration Statement filed with the SEC on January 8, 2007 (“Post-Effective Amendment No. 61”).

(8)(c) Legg Mason Investment Series (f/k/a Smith Barney Investment Series) Amended and Restated Trustees Retirement Plan dated as of January 1, 2005, is incorporated herein by reference to Post-Effective Amendment No. 61.

(8)(d) Amendment to the General Retirement Plan and the Legg Mason Partners Investment Series Amended and Restated Trustees Retirement Plan is incorporated herein by reference to Post-Effective Amendment No. 61.

(8)(e) Amended and Restated Emeritus Retirement Plan relating to certain funds, established effective as of January 1, 2007, is incorporated herein by reference to Post-Effective Amendment No. 61.

9(a) Custodian Services Agreement with State Street Bank and Trust Company (“State Street”), dated January 1, 2007, is incorporated herein by reference to Post-Effective Amendment No. 76.

9(b) Letter Agreement amending the Custodian Services Agreement with State Street, dated April 9, 2007, is incorporated herein by reference to Post-Effective Amendment No. 76.

(10)(a) Amended Shareholder Services and Distribution Plan relating to Class A, B, C, FI, R and I Shares is incorporated herein by reference to Post-Effective Amendment No. 74 on Form N-1A the Registrant’s Registration Statement filed with the SEC on November 1, 2007 (“Post-Effective Amendment No. 74”).

(10)(b) Amended Shareholder Services and Distribution Plan relating to Class A, B, C, FI, R and I Shares is incorporated herein by reference to Post-Effective Amendment No. 81 on Form N-1A to the Registrant’s Registration Statement filed with the SEC on January 29, 2008 (“Post-Effective Amendment No. 81”).

(10)(c) Amended Shareholder Services and Distribution Plan relating to Class A, B, C, FI, R, I and IS Shares dated as of February 7, 2008 is incorporated herein by reference to Post-Effective Amendment No. 86 on Form N-1A to the Registrant’s Registration Statement filed with the SEC on February 15, 2008 (“Post-Effective Amendment No. 86”).

10(b) Rule 18f-3(d) Multiple Class Plan of the Registrant is incorporated herein by reference to the Registrant’s Registration Statement on Form N-14 filed on April 18, 2008.

11(a) Opinion and consent of Willkie Farr & Gallagher LLP as to the legality of the securities being registered is incorporated herein by reference to the Registrant’s Registration Statement on Form N-14 filed on April 18, 2008.

11(b) Opinion and consent of Venable LLP as to the legality of the securities being registered is incorporated herein by reference to the Registrant’s Registration Statement on Form N-14 filed on April 18, 2008.

12 Form of opinion of Willkie Farr & Gallagher LLP supporting the tax matters and consequences to shareholders of Legg Mason Partners Classic Values Fund discussed in the Proxy Statement/Prospectus is incorporated herein by reference to the Registrant’s Registration Statement on Form N-14 filed on April 18, 2008.

13 Not applicable.

14 Consent of KPMG LLP is incorporated herein by reference to the Registrant’s Registration Statement on Form N-14 filed on April 18, 2008.

15 Not applicable.

16 Powers of Attorney are incorporated herein by reference to the Registrant’s Registration Statement on Form N-14 filed on April 18, 2008.

17(a) Form of Proxy Card is incorporated herein by reference to the Registrant’s Registration Statement on Form N-14 filed on April 18, 2008.

17(b) Prospectus of Legg Mason Partners Classic Values Fund dated March 28, 2008 is incorporated herein by reference to the Registrant’s Registration Statement on Form N-14 filed on April 18, 2008.

17(c) Statement of Additional Information of Legg Mason Partners Classic Values Fund dated March 28, 2008 is incorporated herein by reference to the Registrant’s Registration Statement on Form N-14 filed on April 18, 2008.

17(d) Statement of Additional Information of Legg Mason Partners Capital Fund dated April 28, 2008 is filed herewith.

17(e) Annual Report of Legg Mason Partners Classic Values Fund for the year ended November 30, 2007 is incorporated herein by reference to the Registrant’s Registration Statement on Form N-14 filed on April 18, 2008.

17(f) Annual Report of Legg Mason Partners Capital Fund for the year ended December 31, 2007 is incorporated herein by reference to the Registrant’s Registration Statement on Form N-14 filed on April 18, 2008.

17(g) Code of Ethics of Citigroup Asset Management — North America and Certain Registered Investment Companies, as amended September 13, 2005 (adopted by LMPFA and ClearBridge) is incorporated herein by reference to Post-Effective Amendment No. 56 on Form N-1A to the Registrant’s Registration Statement filed with the SEC on January 27, 2006 (“Post-Effective Amendment No. 56”).

17(h) Code of Ethics of LMIS dated December 1, 2005 is incorporated herein by reference to Post-Effective Amendment No. 56.

17(i) Code of Ethics of Olstein is incorporated herein by reference to the Registrant’s Registration Statement on Form N-14 filed on April 18, 2008.

17(j) Transfer Agency and Services Agreement dated January 1, 2006 between the Registrant and PFPC Inc. (“PFPC”) is incorporated herein by reference to Post-Effective Amendment No. 56.

17(k) Form of Fee Waiver and Expense Reimbursement Agreement is incorporated herein by reference to the Registrant’s Registration Statement on Form N-14 filed on April 18, 2008.

17(l) Letter Agreement amending the Transfer Agency and Services Agreement with PFPC dated April 9, 2007, is incorporated herein by reference to Post-Effective Amendment No. 76.

17(m) Purchase Agreement between the Registrant and Shearson Lehman Brothers Inc. is incorporated herein by reference to Pre-Effective Amendment No. 1 on Form N-1A to the Registrant’s Registration Statement filed on December 6, 1991 (“Pre-Effective Amendment No. 1”).

SIGNATURES

Pursuant to the requirements of the Securities Act of 1933, as amended (the “Securities Act”), the Registrant, LEGG MASON PARTNERS EQUITY TRUST, certifies that it meets all of the requirements for effectiveness of this Post-Effective Amendment under Rule 485(b) under the Securities Act and has duly caused this Post-Effective Amendment to be signed on its behalf by the undersigned, duly authorized, in the City of New York and State of New York, on the 2nd day of June, 2008.

LEGG MASON EQUITY TRUST on behalf of Legg Mason Partners Capital Fund

By:	/s/ R. Jay Gerken
R. Jay Gerken
President and Chief Executive Officer

WITNESS our hands on the date set forth below.

Pursuant to the requirements of the Securities Act, this Post-Effective Amendment to the Registration Statement has been signed below by the following persons in the capacities indicated below on June 2, 2008.

SIGNATURE	TITLE

/s/ R. Jay Gerken	President, Chief Executive Officer and
R. Jay Gerken	Trustee

/s/ Kaprel Ozsolak	Treasurer and Chief Financial Officer
Kaprel Ozsolak

/s/ Paul R. Ades*	Trustee
Paul R. Ades

/s/ Andrew L. Breech*	Trustee
Andrew L. Breech

/s/ Dwight B. Crane*	Trustee
Dwight B. Crane

/s/ Robert M. Frayn, Jr*	Trustee
Robert M. Frayn, Jr.

/s/ Frank G. Hubbard*	Trustee
Frank G. Hubbard

/s/ Howard J. Johnson*	Trustee
Howard J. Johnson

/s/ David E. Maryatt*	Trustee
David E. Maryatt

/s/ Jerome H. Miller*	Trustee
Jerome H. Miller

/s/ Ken Miller*	Trustee
Ken Miller

/s/ John J. Murphy*	Trustee
John J. Murphy

/s/ Thomas F. Schlafly*	Trustee
Thomas F. Schlafly

/s/ Jerry A. Viscione*	Trustee
Jerry A. Viscione

*By:	/s/ R. Jay Gerken
R. Jay Gerken, Attorney-in-Fact

*	Attorney-in-Fact, pursuant to Power of Attorney dated February 7, 2008.

EXHIBIT INDEX

EXHIBIT NO.	EXHIBITS
17(d)	Statement of Additional Information of Legg Mason Partners Capital Fund dated April 28, 2008.